Schedule II Valuation and Qualifying Accounts (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Trade Receivables
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	¥ 12,077	¥ 12,122	¥ 12,730
Addition- charged to income	1,460	2,180	878
Deduction bad debts written off	(1,824)	(1,745)	(2,236)
Translation adjustments and other	(638)	(480)	750
Balance at end of period	11,075	12,077	12,122
Finance Receivables
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	2,878	6,276	7,323
Addition- charged to income	398	55	154
Deduction bad debts written off	(978)	(1,343)	(1,171)
Translation adjustments and other	27	(2,110)	(30)
Balance at end of period	¥ 2,325	¥ 2,878	¥ 6,276